Total Invested Assets and Related Net Investment Income - Interest and Other Investment Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement [Abstract]
Cash, cash equivalents and short-term securities	$ 164	$ 131
Debt securities – fair value through profit or loss	2,395	2,312
Debt securities – available-for-sale	411	384
Mortgages and loans	2,208	2,050
Derivative investments	30	45
Policy loans	188	175
Total interest income	5,396	5,097
Equity securities – dividends on fair value through profit or loss	137	160
Equity securities – dividends on available-for-sale	8	14
Investment properties rental income(1)	575	594
Investment properties expenses	(252)	(259)
Other income	196	242
Investment expenses and taxes	(205)	(207)
Net investment income (loss)	$ 5,855	$ 5,641